Label	Element	Value
Cash	ifrs-full_Cash	€ 2,077,000,000
Cash	ifrs-full_Cash	3,990,000,000
Cash	ifrs-full_Cash	4,886,000,000
Cash	ifrs-full_Cash	5,209,000,000
Cash equivalents	ifrs-full_CashEquivalents	1,659,000,000
Cash equivalents	ifrs-full_CashEquivalents	1,202,000,000
Cash equivalents	ifrs-full_CashEquivalents	806,000,000
Cash equivalents	ifrs-full_CashEquivalents	833,000,000
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(14,751,000,000)
Retained earnings [member]
Equity	ifrs-full_Equity	14,896,000,000
Gross Adjustment on Initial Application of New Reporting	tef_GrossAdjustmentonInitialApplicationofNewReporting	11,000,000
Statutory reserve [member]
Equity	ifrs-full_Equity	1,038,000,000
Reserve of gains and losses from investments in equity instruments [member]
Equity	ifrs-full_Equity	44,000,000
Treasury shares [member]
Equity	ifrs-full_Equity	(686,000,000)
Reserve of cash flow hedges [member]
Equity	ifrs-full_Equity	560,000,000
Other equity interest [member]
Equity	ifrs-full_Equity	7,496,000,000
Issued capital [member]
Equity	ifrs-full_Equity	5,192,000,000
Non-controlling interests [member]
Equity	ifrs-full_Equity	9,038,000,000
Gross Adjustment on Initial Application of New Reporting	tef_GrossAdjustmentonInitialApplicationofNewReporting	5,000,000
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Equity	ifrs-full_Equity	(369,000,000)
Share premium [member]
Equity	ifrs-full_Equity	4,538,000,000
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	17,958,000,000
Gross Adjustment on Initial Application of New Reporting	tef_GrossAdjustmentonInitialApplicationofNewReporting	€ 11,000,000